BASIC AND DILUTED NET INCOME PER SHARE (Schedule of Basic Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income available to shareholders of ordinary shares	$ 47,072	$ 16,015	$ 28,124
Denominator:
Shares used in computing basic net income per ordinary shares	36,174,316	34,824,312	33,741,359